PREPAID EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER
PREPAID EXPENSES AND OTHER

Components of Prepaid expenses and other assets were as follows:

(in thousands)	December 31, 2018	December 31, 2017
Settlements and collateral due from third-party lenders (Note 1)	$17,205	$17,943
Fees receivable for third-party loans	13,771	15,059
Prepaid expenses	6,456	6,505
Other assets	6,156	1,866
Total	$43,588	$41,373